Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [line items]
Trade receivables, net of expected credit losses of $2.7 (2023 – $2.7)	$ 1,282.4	$ 1,016.1
Holdbacks and other	26.5	36.8
Insurance receivables	14.9	10.6
Trade and other receivables	1,323.8	1,063.5
Lifetime expected credit losses
Trade and other receivables [line items]
Trade receivables, net of expected credit losses of $2.7 (2023 – $2.7)	$ 2.7	$ 2.7